AB Variable Products Series Fund, Inc.

AB Balanced Wealth Strategy Portfolio

Portfolio of Investments

September 30, 2020 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 39.2%
Information Technology – 9.5%
Communications Equipment – 0.0%
Nokia Oyj(a)	5,379	$21,052
Telefonaktiebolaget LM Ericsson - Class B	1,571	17,192

		38,244

Electronic Equipment, Instruments & Components – 0.3%
Arrow Electronics, Inc.(a)	886	69,693
CDW Corp./DE	4,280	511,589
Hitachi Ltd.	1,100	37,245
TDK Corp.	100	10,919

		629,446

IT Services – 1.9%
Afterpay Ltd.(a)	111	6,543
Atos SE(a)	460	36,964
Automatic Data Processing, Inc.	4,415	615,848
Booz Allen Hamilton Holding Corp.	4,699	389,923
EPAM Systems, Inc.(a)	72	23,276
Fujitsu Ltd.	300	40,985
Genpact Ltd.	9,772	380,619
International Business Machines Corp.	168	20,441
Mastercard, Inc. - Class A	165	55,798
PayPal Holdings, Inc.(a)	4,024	792,849
Shopify, Inc. - Class A(a)	51	52,154
VeriSign, Inc.(a)	94	19,256
Visa, Inc. - Class A	10,185	2,036,695

		4,471,351

Semiconductors & Semiconductor Equipment – 2.4%
Applied Materials, Inc.	1,207	71,756
ASML Holding NV	134	49,496
Intel Corp.	9,477	490,719
KLA Corp.	2,502	484,737
Lam Research Corp.	87	28,862
NVIDIA Corp.	1,432	775,027
NXP Semiconductors NV	6,315	788,175
QUALCOMM, Inc.	10,462	1,231,169
STMicroelectronics NV	1,307	40,086
Texas Instruments, Inc.	6,979	996,531
Xilinx, Inc.	4,488	467,829

		5,424,387

Software – 3.3%
Adobe, Inc.(a)	1,196	586,554
Cadence Design Systems, Inc.(a)	711	75,814
Citrix Systems, Inc.	2,394	329,678
Constellation Software, Inc./Canada	28	31,114
Dropbox, Inc. - Class A(a)	1,871	36,035
Fair Isaac Corp.(a)	67	28,500
Fortinet, Inc.(a)	185	21,795
Intuit, Inc.	267	87,098
Microsoft Corp.	23,908	5,028,570
NortonLifeLock, Inc.	2,854	59,477

Company	Shares	U.S. $ Value
Oracle Corp.	12,954	$773,354
salesforce.com, Inc.(a)	11	2,765
ServiceNow, Inc.(a)	187	90,695
Trend Micro, Inc./Japan	600	36,563
VMware, Inc. - Class A(a)(b)	3,123	448,682
WiseTech Global Ltd.	151	2,828
Zoom Video Communications, Inc. - Class A(a)	10	4,701

		7,644,223

Technology Hardware, Storage & Peripherals – 1.6%
Apple, Inc.	31,350	3,630,644

		21,838,295

Health Care – 5.0%
Biotechnology – 0.6%
AbbVie, Inc.	478	41,868
BeiGene Ltd. (Sponsored ADR)(a)	27	7,734
Gilead Sciences, Inc.	297	18,767
Regeneron Pharmaceuticals, Inc.(a)	805	450,623
Sarepta Therapeutics, Inc.(a)	62	8,707
Vertex Pharmaceuticals, Inc.(a)	3,449	938,542

		1,466,241

Health Care Equipment & Supplies – 1.0%
Align Technology, Inc.(a)	971	317,867
Coloplast A/S - Class B	229	36,294
Edwards Lifesciences Corp.(a)	10,409	830,846
Fisher & Paykel Healthcare Corp., Ltd.	1,250	27,588
Insulet Corp.(a)	51	12,066
Medtronic PLC	10,067	1,046,163

		2,270,824

Health Care Providers & Services – 1.4%
AmerisourceBergen Corp. - Class A	681	66,002
Anthem, Inc.	3,359	902,194
Humana, Inc.	122	50,495
Molina Healthcare, Inc.(a)	280	51,251
UnitedHealth Group, Inc.	6,603	2,058,617

		3,128,559

Health Care Technology – 0.0%
Cerner Corp.	1,009	72,941

Life Sciences Tools & Services – 0.1%
Bio-Rad Laboratories, Inc. - Class A(a)	136	70,102
Eurofins Scientific SE(a)	32	25,349
Lonza Group AG	75	46,285
Mettler-Toledo International, Inc.(a)	36	34,767
Sartorius Stedim Biotech	115	39,694
Waters Corp.(a)	91	17,807

		234,004

Company	Shares	U.S. $ Value

Pharmaceuticals – 1.9%
AstraZeneca PLC	292	$31,905
Eli Lilly & Co.	539	79,783
Johnson & Johnson	8,873	1,321,012
Merck & Co., Inc.	776	64,369
Novartis AG	38	3,299
Novo Nordisk A/S - Class B	807	55,913
Pfizer, Inc.	13,142	482,311
Roche Holding AG	223	76,387
Roche Holding AG (Sponsored ADR)	30,587	1,309,430
Takeda Pharmaceutical Co., Ltd.	400	14,297
Zoetis, Inc.	5,816	961,792

		4,400,498

		11,573,067

Communication Services – 4.6%
Diversified Telecommunication Services – 1.2%
Comcast Corp. - Class A	32,241	1,491,469
Telenor ASA	1,727	28,994
Verizon Communications, Inc.	19,810	1,178,497

		2,698,960

Entertainment – 0.7%
Activision Blizzard, Inc.	372	30,113
Electronic Arts, Inc.(a)	7,530	981,987
Netflix, Inc.(a)	121	60,504
Nintendo Co., Ltd.	100	56,669
Take-Two Interactive Software, Inc.(a)	2,613	431,720

		1,560,993

Interactive Media & Services – 2.7%
Alphabet, Inc. - Class A(a)	35	51,296
Alphabet, Inc. - Class C(a)	2,200	3,233,120
Facebook, Inc. - Class A(a)	10,688	2,799,187
Z Holdings Corp.	5,800	38,741

		6,122,344

Media – 0.0%
Liberty Broadband Corp.(a)	228	32,575
Omnicom Group, Inc.	266	13,167

		45,742

Wireless Telecommunication Services – 0.0%
Softbank Corp.	1,800	20,114
SoftBank Group Corp.	100	6,187

		26,301

		10,454,340

Real Estate – 4.2%
Diversified Real Estate Activities – 0.3%
City Developments Ltd.	5,800	32,651
Mitsubishi Estate Co., Ltd.	3,800	57,561
Mitsui Fudosan Co., Ltd.	10,100	175,757
New World Development Co., Ltd.	16,000	78,107
Sumitomo Realty & Development Co., Ltd.	1,300	38,484
Sun Hung Kai Properties Ltd.	11,000	141,752
UOL Group Ltd.	7,700	37,835

		562,147

Company	Shares	U.S. $ Value

Diversified REITs – 0.2%
Activia Properties, Inc.	9	$34,276
Alexander & Baldwin, Inc.	3,260	36,545
Armada Hoffler Properties, Inc.	3,732	34,558
Broadstone Net Lease, Inc. - Class A	1,660	27,855
Daiwa House REIT Investment Corp.	14	35,724
Essential Properties Realty Trust, Inc.	3,604	66,025
Fibra Uno Administracion SA de CV	13,590	10,731
Gecina SA	310	40,866
Hulic Reit, Inc.	42	55,664
NIPPON REIT Investment Corp.	6	20,400
Nomura Real Estate Master Fund, Inc.	30	37,583
Stockland	38,763	105,893

		506,120

Equity Real Estate Investment Trusts (REITs) – 1.4%
American Campus Communities, Inc.	10,474	365,752
American Tower Corp.	15	3,626
Americold Realty Trust	11,740	419,705
CubeSmart	24,140	779,964
Mid-America Apartment Communities, Inc.	8,259	957,630
Prologis, Inc.	6,565	660,570
Scentre Group	2,055	3,272
VICI Properties, Inc.	1,503	35,125
Weyerhaeuser Co.	630	17,968

		3,243,612

Health Care REITs – 0.3%
Assura PLC	96,710	96,264
Medical Properties Trust, Inc.	7,110	125,349
Omega Healthcare Investors, Inc.	3,617	108,293
Physicians Realty Trust	5,173	92,649
Welltower, Inc.	3,960	218,156

		640,711

Hotel & Resort REITs – 0.0%
Japan Hotel REIT Investment Corp.	35	17,294
RLJ Lodging Trust	7,556	65,435

		82,729

Industrial REITs – 0.2%
Dream Industrial Real Estate Investment Trust	4,045	34,358
GLP J-Reit	32	49,251
Industrial & Infrastructure Fund Investment Corp.	30	51,411
Nippon Prologis REIT, Inc.	6	20,234
Plymouth Industrial REIT, Inc.	1,112	13,722
Rexford Industrial Realty, Inc.	1,851	84,702
Segro PLC	7,826	94,049
STAG Industrial, Inc.	2,329	71,011

		418,738

Office REITs – 0.3%
Alexandria Real Estate Equities, Inc.	987	157,920
Allied Properties Real Estate Investment Trust	1,685	45,366
Boston Properties, Inc.	1,535	123,260

Company	Shares	U.S. $ Value
CapitaLand Commercial Trust	49,000	$59,415
Cousins Properties, Inc.	2,842	81,253
Daiwa Office Investment Corp.	9	51,503
Derwent London PLC	637	21,091
Japan Real Estate Investment Corp.	7	35,788
Kilroy Realty Corp.	1,609	83,604
Nippon Building Fund, Inc.	6	33,960
SL Green Realty Corp.	1,120	51,934
True North Commercial Real Estate Investment Trust	3,060	13,122

		758,216

Real Estate Development – 0.1%
CIFI Holdings Group Co., Ltd.	38,000	28,228
CK Asset Holdings Ltd.	8,000	39,310
Instone Real Estate Group AG(a)(c)	2,115	48,994

		116,532

Real Estate Management & Development – 0.2%
CBRE Group, Inc. - Class A(a)	7,436	349,269

Real Estate Operating Companies – 0.4%
Aroundtown SA(a)	14,481	72,692
Azrieli Group Ltd.	681	30,404
CA Immobilien Anlagen AG	1,868	55,222
Deutsche Wohnen SE	2,100	104,957
Entra ASA(c)	3,370	47,358
Fabege AB	2,322	32,113
Grainger PLC	16,690	63,860
Kojamo Oyj	1,400	30,069
Kungsleden AB	3,610	34,173
LEG Immobilien AG	540	76,971
PSP Swiss Property AG (REG)	320	38,656
Samhallsbyggnadsbolaget i Norden AB	17,170	51,770
Swire Properties Ltd.	16,000	42,393
Vonovia SE	2,933	201,066
Wharf Real Estate Investment Co., Ltd.	7,000	28,693
Wihlborgs Fastigheter AB	1,710	33,768

		944,165

Real Estate Services – 0.0%
Unibail-Rodamco-Westfield	537	19,817

Residential REITs – 0.3%
American Homes 4 Rent - Class A	4,013	114,290
Bluerock Residential Growth REIT, Inc.	1,800	13,644
Camden Property Trust	1,262	112,293
Daiwa Securities Living Investments Corp.	54	55,801
Essex Property Trust, Inc.	682	136,939
Independence Realty Trust, Inc.	7,747	89,788
Killam Apartment Real Estate Investment Trust	6,151	80,193
Minto Apartment Real Estate Investment Trust	2,790	38,302
Sun Communities, Inc.	988	138,923

		780,173

Retail REITs – 0.3%
AEON REIT Investment Corp.	25	28,796
Brixmor Property Group, Inc.	9,054	105,841

Company	Shares	U.S. $ Value
Eurocommercial Properties NV	3,000	$34,749
Kenedix Retail REIT Corp.	8	16,146
Link REIT	12,768	104,626
National Retail Properties, Inc.	1,670	57,632
NETSTREIT Corp.(a)	1,664	30,385
Realty Income Corp.	1,920	116,640
Retail Properties of America, Inc. - Class A	9,210	53,510
Simon Property Group, Inc.	679	43,918
SITE Centers Corp.	7,315	52,668
Vicinity Centres	86,676	86,555

		731,466

Specialized REITs – 0.2%
Digital Realty Trust, Inc.	1,690	248,024
MGM Growth Properties LLC - Class A	2,660	74,427
National Storage Affiliates Trust	3,172	103,756
Safestore Holdings PLC	3,520	35,352

		461,559

		9,615,254

Consumer Discretionary – 3.9%
Auto Components – 0.3%
Aisin Seiki Co., Ltd.	1,000	31,994
JTEKT Corp.	2,600	20,394
Lear Corp.	83	9,051
Magna International, Inc. - Class A (Canada)	530	24,252
Magna International, Inc. - Class A (United States)	14,027	641,735
Sumitomo Rubber Industries Ltd.	500	4,645

		732,071

Automobiles – 0.0%
General Motors Co.	908	26,868
Tesla, Inc.(a)	22	9,438

		36,306

Hotels, Restaurants & Leisure – 0.1%
Aristocrat Leisure Ltd.	1,313	28,635
Domino’s Pizza, Inc.	75	31,896
La Francaise des Jeux SAEM(c)	865	31,734

		92,265

Household Durables – 0.0%
Electrolux AB - Class B	1,401	32,659
SEB SA	41	6,669
Whirlpool Corp.	181	33,284

		72,612

Internet & Direct Marketing Retail – 1.2%
Amazon.com, Inc.(a)	808	2,544,174
Booking Holdings, Inc.(a)	4	6,843
eBay, Inc.	1,284	66,896
Zalando SE(a)(c)	454	42,417

		2,660,330

Company	Shares	U.S. $ Value

Multiline Retail – 0.0%
Dollar General Corp.	83	$17,398
Next PLC	608	46,614

		64,012

Specialty Retail – 1.6%
AutoZone, Inc.(a)	780	918,559
Best Buy Co., Inc.	212	23,593
Hikari Tsushin, Inc.	100	23,859
Home Depot, Inc. (The)	5,850	1,624,604
Lowe’s Cos., Inc.	562	93,213
O’Reilly Automotive, Inc.(a)	160	73,773
TJX Cos., Inc. (The)	16,281	906,038

		3,663,639

Textiles, Apparel & Luxury Goods – 0.7%
Deckers Outdoor Corp.(a)	1,818	399,978
NIKE, Inc. - Class B	9,434	1,184,344
Pandora A/S	453	32,679
Ralph Lauren Corp.	91	6,185

		1,623,186

		8,944,421

Financials – 2.9%
Banks – 1.4%
Bank of America Corp.	45,478	1,095,565
BNP Paribas SA(a)	687	24,852
Citigroup, Inc.	14,279	615,568
FinecoBank Banca Fineco SpA(a)	2,517	34,668
JPMorgan Chase & Co.	239	23,008
Mebuki Financial Group, Inc.	13,200	29,953
PNC Financial Services Group, Inc. (The)	6,036	663,417
Signature Bank/New York NY	333	27,636
Societe Generale SA(a)	1,237	16,420
SVB Financial Group(a)	209	50,290
Wells Fargo & Co.	24,699	580,673

		3,162,050

Capital Markets – 0.8%
Ameriprise Financial, Inc.	111	17,106
FactSet Research Systems, Inc.	202	67,646
Goldman Sachs Group, Inc. (The)	4,987	1,002,238
LPL Financial Holdings, Inc.	6,357	487,391
Magellan Financial Group Ltd.	372	15,343
Moody’s Corp.	180	52,173
Nomura Holdings, Inc.	7,200	32,903
S&P Global, Inc.	155	55,893

		1,730,693

Diversified Financial Services – 0.0%
Kinnevik AB - Class B	1,082	43,916
M&G PLC	23,412	48,122

		92,038

Company	Shares	U.S. $ Value

Insurance – 0.7%
Ageas SA/NV	69	$2,823
AIA Group Ltd.	400	3,976
Aviva PLC	6,731	24,903
CNP Assurances(a)	2,756	34,564
iA Financial Corp., Inc.	539	18,762
Japan Post Holdings Co., Ltd.	1,300	8,865
Legal & General Group PLC	3,117	7,604
Manulife Financial Corp.	694	9,653
MetLife, Inc.	1,474	54,789
Progressive Corp. (The)	11,670	1,104,799
Prudential Financial, Inc.	1,079	68,538
Reinsurance Group of America, Inc. - Class A	3,650	347,443
Sun Life Financial, Inc.	682	27,791

		1,714,510

		6,699,291

Industrials – 2.9%
Aerospace & Defense – 0.5%
BAE Systems PLC	3,420	21,240
L3Harris Technologies, Inc.	4,186	710,950
Raytheon Technologies Corp.	8,112	466,765

		1,198,955

Air Freight & Logistics – 0.0%
United Parcel Service, Inc. - Class B	248	41,324
Yamato Holdings Co., Ltd.	1,100	28,977

		70,301

Building Products – 0.2%
Carrier Global Corp.	1,332	40,679
Cie de Saint-Gobain(a)	685	28,693
Masco Corp.	6,176	340,483
Otis Worldwide Corp.	665	41,509

		451,364

Commercial Services & Supplies – 0.0%
Cintas Corp.	13	4,327
Copart, Inc.(a)	29	3,050
Rollins, Inc.	61	3,305

		10,682

Construction & Engineering – 0.3%
ACS Actividades de Construccion y Servicios SA	256	5,787
AECOM(a)	14,402	602,580
Kajima Corp.	1,700	20,482
Shimizu Corp.	3,500	26,348

		655,197

Electrical Equipment – 0.4%
Acuity Brands, Inc.	667	68,267
Eaton Corp. PLC	7,559	771,245
Legrand SA	339	27,001
Prysmian SpA	1,316	38,200
Vestas Wind Systems A/S	283	45,735

		950,448

Company	Shares	U.S. $ Value

Industrial Conglomerates – 0.4%
Honeywell International, Inc.	4,962	$816,795
Toshiba Corp.	800	20,408

		837,203

Machinery – 0.3%
Alfa Laval AB(a)	588	12,980
Atlas Copco AB - Class B SHS	721	30,090
Cummins, Inc.	252	53,212
Deere & Co.	363	80,452
Ingersoll Rand, Inc.(a)	8,561	304,772
Mitsubishi Heavy Industries Ltd.	1,300	28,783
Snap-on, Inc.	401	58,999
Techtronic Industries Co., Ltd.	2,000	26,591
Volvo AB - Class B(a)	1,229	23,609

		619,488

Professional Services – 0.0%
Adecco Group AG	30	1,583
Persol Holdings Co., Ltd.	400	6,534
Randstad NV(a)	363	18,929
RELX PLC (London)	1,045	23,259

		50,305

Road & Rail – 0.5%
Canadian Pacific Railway Ltd.	75	22,815
CSX Corp.	6,690	519,612
Nippon Express Co., Ltd.	600	35,012
Norfolk Southern Corp.	2,551	545,888

		1,123,327

Trading Companies & Distributors – 0.3%
United Rentals, Inc.(a)	2,938	512,681
WW Grainger, Inc.	207	73,851

		586,532

		6,553,802

Consumer Staples – 2.3%
Beverages – 0.5%
Heineken Holding NV	63	4,910
Kirin Holdings Co., Ltd.	900	16,904
Monster Beverage Corp.(a)	91	7,298
PepsiCo, Inc.	7,631	1,057,657

		1,086,769

Food & Staples Retailing – 0.8%
Aeon Co., Ltd.	100	2,690
Coles Group Ltd.	2,452	29,872
Costco Wholesale Corp.	1,143	405,765
Empire Co., Ltd. - Class A	619	17,967
J Sainsbury PLC	3,897	9,595
Koninklijke Ahold Delhaize NV	1,434	42,386
Kroger Co. (The)	149	5,053
Walmart, Inc.	9,635	1,348,033

		1,861,361

Company	Shares	U.S. $ Value

Food Products – 0.2%
a2 Milk Co., Ltd. (The)(a)	2,149	$21,871
Ajinomoto Co., Inc.	700	14,347
Hershey Co. (The)	433	62,066
JBS SA	28,700	105,634
Kellogg Co.	659	42,565
Mowi ASA	4,150	73,836
Nestle SA	499	59,387
WH Group Ltd.(c)	19,500	15,906

		395,612

Household Products – 0.7%
Kimberly-Clark Corp.	121	17,867
Procter & Gamble Co. (The)	11,853	1,647,448

		1,665,315

Personal Products – 0.0%
Unilever NV	319	19,372
Unilever PLC	918	56,597

		75,969

Tobacco – 0.1%
Altria Group, Inc.	1,684	65,070
Philip Morris International, Inc.	1,035	77,615
Swedish Match AB	376	30,744

		173,429

		5,258,455

Materials – 1.4%
Chemicals – 0.4%
Chr Hansen Holding A/S	179	19,870
Clariant AG	579	11,422
Corteva, Inc.	191	5,503
Evonik Industries AG	2,148	55,566
FMC Corp.	37	3,919
LANXESS AG	507	29,009
Mitsubishi Chemical Holdings Corp.	5,600	32,325
Mitsui Chemicals, Inc.	1,300	31,421
Orbia Advance Corp. SAB de CV	34,563	60,305
RPM International, Inc.	874	72,402
Sika AG	156	38,306
Sumitomo Chemical Co., Ltd.	6,300	20,853
Teijin Ltd.	1,900	29,466
Umicore SA	725	30,156
Westlake Chemical Corp.	6,879	434,890
Yara International ASA	1,400	53,872

		929,285

Company	Shares	U.S. $ Value

Construction Materials – 0.0%
Fletcher Building Ltd.(a)	15,270	$39,072
Grupo Cementos de Chihuahua SAB de CV	3,320	15,410

		54,482

Containers & Packaging – 0.1%
International Paper Co.	1,325	53,715
Smurfit Kappa Group PLC	602	23,621

		77,336

Metals & Mining – 0.9%
Agnico Eagle Mines Ltd.	3,760	299,574
Alcoa Corp.(a)	3,970	46,171
Anglo American PLC	3,150	76,210
AngloGold Ashanti Ltd.	5,909	154,577
Antofagasta PLC	6,272	82,773
APERAM SA	2,580	72,594
ArcelorMittal SA(a)	6,140	81,682
BHP Group Ltd.	243	6,278
Boliden AB	2,635	78,182
Evolution Mining Ltd.	23,250	97,125
First Quantum Minerals Ltd.	6,573	58,595
Fortescue Metals Group Ltd.	373	4,382
Glencore PLC(a)	78,770	163,304
Industrias Penoles SAB de CV	2,589	41,735
Korea Zinc Co., Ltd.	162	52,284
Lundin Mining Corp.	6,445	35,963
MMC Norilsk Nickel PJSC (ADR)(b)	2,130	51,439
Northern Star Resources Ltd.	5,420	53,707
Orocobre Ltd.(a)	5,420	9,699
OZ Minerals Ltd.	3,240	33,060
Pan American Silver Corp.	609	19,580
Polyus PJSC (GDR)(c)	730	76,401
Rio Tinto PLC	5,132	308,805
Steel Dynamics, Inc.	125	3,579
Sumitomo Metal Mining Co., Ltd.	1,400	43,420
Vale SA (Sponsored ADR) - Class B(b)	13,836	146,385
Wheaton Precious Metals Corp.	88	4,318
Yamana Gold, Inc.	4,751	27,010

		2,128,832

Paper & Forest Products – 0.0%
Suzano SA(a)	9,200	74,620

		3,264,555

Energy – 1.4%
Energy Equipment & Services – 0.0%
Baker Hughes Co. - Class A	335	4,452

Oil, Gas & Consumable Fuels – 1.4%
Aker BP ASA	3,070	47,991
BP PLC	73,913	213,755
Cenovus Energy, Inc.	927	3,613
Cheniere Energy, Inc.(a)	655	30,307
Chevron Corp.	11,125	801,000
EOG Resources, Inc.	12,565	451,586
Exxon Mobil Corp.	4,378	150,297
HollyFrontier Corp.	162	3,193
JX Holdings, Inc.	15,200	54,231

Company	Shares	U.S. $ Value
LUKOIL PJSC (Sponsored ADR)	850	$48,798
Motor Oil Hellas Corinth Refineries SA	3,430	40,398
PetroChina Co., Ltd. - Class H	422,000	124,185
Petroleo Brasileiro SA (Preference Shares)	31,500	109,994
Repsol SA	21,435	144,807
Royal Dutch Shell PLC (Sponsored ADR)	4,839	117,201
Royal Dutch Shell PLC - Class B	46,659	565,836
TOTAL SE	8,829	303,210

		3,210,402

		3,214,854

Utilities – 1.1%
Electric Utilities – 1.0%
American Electric Power Co., Inc.	10,917	892,246
Endesa SA	790	21,131
Enel SpA	17,052	147,942
NextEra Energy, Inc.	3,029	840,729
Pinnacle West Capital Corp.	3,100	231,105
Red Electrica Corp. SA	1,728	32,409
Terna Rete Elettrica Nazionale SpA	5,154	36,062

		2,201,624

Gas Utilities – 0.1%
Snam SpA	6,804	34,991
UGI Corp.	2,190	72,226

		107,217

Independent Power and Renewable Electricity Producers – 0.0%
AES Corp. (The)	1,569	28,415

Multi-Utilities – 0.0%
Sempra Energy	488	57,760

		2,395,016

Transportation – 0.0%
Highways & Railtracks – 0.0%
Transurban Group	8,398	85,751

Consumer Durables & Apparel – 0.0%
Homebuilding – 0.0%
Persimmon PLC	950	30,275
PulteGroup, Inc.	830	38,421

		68,696

Software & Services – 0.0%
Internet Services & Infrastructure – 0.0%
GDS Holdings Ltd. (ADR)(a)	350	28,640

Consumer Services – 0.0%
Hotels, Resorts & Cruise Lines – 0.0%
Hilton Grand Vacations, Inc.(a)	374	7,846

Leisure Facilities – 0.0%
Planet Fitness, Inc.(a)	285	17,562

		25,408

Total Common Stocks (cost $68,186,414)		90,019,845

Company	Shares		U.S. $ Value

INVESTMENT COMPANIES – 26.5%
Funds and Investment Trusts – 26.5%(d)(e)
AB Discovery Growth Fund, Inc. - Class Z		218,377	$3,127,155
AB Trust – AB Discovery Value Fund - Class Z		168,544	2,657,933
Bernstein Fund, Inc. - International Small Cap Portfolio - Class Z		756,356	7,881,225
Bernstein Fund, Inc. - International Strategic Equities Portfolio - Class Z		2,231,135	25,948,101
Bernstein Fund, Inc. - Small Cap Core Portfolio - Class Z		280,145	2,919,112
Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio - Class Z		135,259	3,681,750
Sanford C. Bernstein Fund, Inc. - International Portfolio - Class Z		901,811	14,645,415

Total Investment Companies (cost $66,728,793)			60,860,691

	Principal Amount (000)

GOVERNMENTS - TREASURIES – 11.6%
Australia – 1.1%
Australia Government Bond Series 144 3.75%, 04/21/2037(c)	AUD	620	604,879
Series 145 2.75%, 06/21/2035(c)		802	696,516
Series 150 3.00%, 03/21/2047(c)		1,430	1,312,816

			2,614,211

Austria – 0.3%
Republic of Austria Government Bond 0.75%, 02/20/2028(c)	EUR	510	654,192

Belgium – 0.1%
Kingdom of Belgium Government Bond Series 76 1.90%, 06/22/2038(c)		180	277,918

Canada – 0.6%
Canadian Government Bond 1.25%, 03/01/2025-06/01/2030	CAD	1,870	1,482,127

China – 0.4%
China Government Bond Series INBK 3.39%, 03/16/2050	CNY	6,910	933,114

Colombia – 0.1%
Colombian TES Series B 5.75%, 11/03/2027	COP	414,100	112,752

	Principal Amount (000)		U.S. $ Value

Finland – 0.1%
Finland Government Bond 0.50%, 09/15/2028(c)	EUR	115	$145,315

France – 0.1%
French Republic Government Bond OAT 1.50%, 05/25/2050(c)		110	169,203

Germany – 0.5%
Bundesrepublik Deutschland Bundesanleihe Zero Coupon, 05/15/2035-08/15/2050(c)		457	556,415
Series 3 4.75%, 07/04/2034(c)		250	508,943

			1,065,358

Italy – 1.3%
Italy Buoni Poliennali Del Tesoro 1.75%, 07/01/2024(c)		500	622,794
1.80%, 03/01/2041(c)		930	1,142,836
1.85%, 05/15/2024-07/01/2025(c)		1,020	1,275,101

			3,040,731

Japan – 2.7%
Japan Government Ten Year Bond Series 358 0.10%, 03/20/2030	JPY	205,850	1,971,234
Series 359 0.10%, 06/20/2030		255,300	2,441,841
Japan Government Thirty Year Bond Series 62 0.50%, 03/20/2049		63,600	592,702
Series 65 0.40%, 12/20/2049		62,950	567,418
Japan Government Twenty Year Bond Series 169 0.30%, 06/20/2039		31,650	296,096
Series 171 0.30%, 12/20/2039		33,850	316,004

			6,185,295

Malaysia – 0.1%
Malaysia Government Bond Series 0310 4.498%, 04/15/2030	MYR	1,088	299,392

Mexico – 0.0%
Mexican Bonos Series M 8.00%, 11/07/2047	MXN	1,125	56,157

Peru – 0.1%
Peru Government Bond 5.94%, 02/12/2029	PEN	591	191,929

	Principal Amount (000)		U.S. $ Value

Spain – 0.3%
Spain Government Bond 1.20%, 10/31/2040(c)	EUR	455	$571,656
4.20%, 01/31/2037(c)		114	208,714

			780,370

United Kingdom – 1.5%
United Kingdom Gilt 0.625%, 10/22/2050(c)	GBP	280	346,553
1.75%, 09/07/2037-01/22/2049(c)		1,927	3,034,272

			3,380,825

United States – 2.3%
U.S. Treasury Bonds 1.125%, 05/15/2040-08/15/2040	U.S.$	2,125	2,089,770
2.375%, 11/15/2049		255	312,176
3.00%, 02/15/2048-02/15/2049		1,425	1,948,696
4.50%, 08/15/2039		455	720,108
4.625% T, 02/15/2040		100	161,203

			5,231,953

Total Governments - Treasuries (cost $25,940,233)			26,620,842

CORPORATES - INVESTMENT GRADE – 10.6%
Industrial – 5.9%
Basic – 0.8%
Anglo American Capital PLC 5.375%, 04/01/2025(c)		200	230,094
AngloGold Ashanti Holdings PLC 3.75%, 10/01/2030		402	410,743
Glencore Finance Europe Ltd. 1.875%, 09/13/2023(c)	EUR	125	152,316
3.125%, 03/26/2026(c)	GBP	110	149,771
International Flavors & Fragrances, Inc. 1.80%, 09/25/2026	EUR	165	202,653
Inversiones CMPC SA 3.85%, 01/13/2030(c)	U.S.$	200	217,250
SABIC Capital II BV 4.00%, 10/10/2023(c)		335	360,125
SIG Combibloc PurchaseCo Sarl 1.875%, 06/18/2023(c)	EUR	140	167,421
Suzano Austria GmbH 3.75%, 01/15/2031	U.S.$	32	32,088

			1,922,461

Capital Goods – 0.2%
CNH Industrial Finance Europe SA 1.75%, 09/12/2025(c)	EUR	190	231,166
General Electric Co. 0.875%, 05/17/2025		101	117,829
3.45%, 05/01/2027	U.S.$	70	73,993
Westinghouse Air Brake Technologies Corp. 3.20%, 06/15/2025		10	10,548
4.40%, 03/15/2024		67	72,815

			506,351

	Principal Amount (000)		U.S. $ Value

Communications - Media – 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.80%, 03/01/2050	U.S.$	17	$19,237
5.125%, 07/01/2049		84	98,094
Comcast Corp. 0.75%, 02/20/2032	EUR	155	182,618
2.45%, 08/15/2052	U.S.$	35	32,724
2.80%, 01/15/2051		44	44,360
Fox Corp. 4.709%, 01/25/2029		215	257,723
Prosus NV 3.68%, 01/21/2030(c)		220	236,588
ViacomCBS, Inc. 3.375%, 02/15/2028		55	60,435
3.70%, 06/01/2028		23	25,499
4.20%, 05/19/2032		30	34,242
4.95%, 01/15/2031		114	136,792

			1,128,312

Communications - Telecommunications – 0.4%
AT&T, Inc. 1.60%, 05/19/2028	EUR	150	186,425
3.50%, 09/15/2053(c)	U.S.$	155	150,116
4.35%, 03/01/2029		15	17,645
Series B 2.875%, 03/02/2025(f)	EUR	100	113,487
British Telecommunications PLC 9.625%, 12/15/2030	U.S.$	145	232,358
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.738%, 03/20/2025(c)		200	216,766

			916,797

Consumer Cyclical - Automotive – 0.6%
Aptiv Corp. 4.15%, 03/15/2024		49	53,833
BMW US Capital LLC 3.90%, 04/09/2025(c)		141	157,575
General Motors Co. 6.125%, 10/01/2025		14	16,264
6.80%, 10/01/2027		20	24,325
General Motors Financial Co., Inc. 2.20%, 04/01/2024(c)	EUR	135	162,643
Harley-Davidson Financial Services, Inc. 0.90%, 11/19/2024(c)		200	232,888
3.35%, 06/08/2025(c)	U.S.$	30	31,353
Lear Corp. 3.50%, 05/30/2030		22	22,440
3.80%, 09/15/2027		127	133,673
4.25%, 05/15/2029		26	28,101

	Principal Amount (000)		U.S. $ Value
Nissan Motor Co., Ltd. 4.345%, 09/17/2027(c)	U.S.$	200	$200,562
Volkswagen Bank GmbH 1.25%, 06/10/2024(c)	EUR	100	119,541
Volkswagen Leasing GmbH 2.625%, 01/15/2024(c)		73	91,212

			1,274,410

Consumer Cyclical - Other – 0.1%
Las Vegas Sands Corp. 3.50%, 08/18/2026	U.S.$	89	90,186
Marriott International, Inc./MD
Series EE 5.75%, 05/01/2025		109	121,430

			211,616

Consumer Cyclical - Restaurants – 0.0%
Starbucks Corp. 4.50%, 11/15/2048		75	91,157

Consumer Cyclical - Retailers – 0.1%
AutoNation, Inc. 4.75%, 06/01/2030		52	61,426
Ralph Lauren Corp. 2.95%, 06/15/2030		162	169,026
Ross Stores, Inc. 4.70%, 04/15/2027		24	28,299

			258,751

Consumer Non-Cyclical – 1.0%
Altria Group, Inc. 3.125%, 06/15/2031	EUR	270	361,871
4.80%, 02/14/2029	U.S.$	35	41,426
Amgen, Inc. 4.663%, 06/15/2051		115	150,250
Anheuser-Busch InBev Worldwide, Inc. 5.55%, 01/23/2049		145	195,135
BAT Capital Corp. 4.906%, 04/02/2030		55	64,705
BAT Netherlands Finance BV 3.125%, 04/07/2028(c)	EUR	200	268,683
Baxter International, Inc. 0.40%, 05/15/2024		250	297,758
DH Europe Finance II SARL 0.45%, 03/18/2028		143	166,540
Gilead Sciences, Inc. 2.80%, 10/01/2050	U.S.$	200	197,872
Kraft Heinz Foods Co. 2.25%, 05/25/2028(c)	EUR	195	231,819
Medtronic Global Holdings SCA 0.375%, 10/15/2028		122	143,660
Takeda Pharmaceutical Co., Ltd. 0.75%, 07/09/2027		131	156,293

			2,276,012

	Principal Amount (000)		U.S. $ Value

Energy – 1.0%
BG Energy Capital PLC 5.125%, 12/01/2025(c)	GBP	69	$110,053
Boardwalk Pipelines LP 4.80%, 05/03/2029	U.S.$	125	136,368
BP Capital Markets PLC 1.573%, 02/16/2027(c)	EUR	175	219,968
3.25%, 03/22/2026(c)(f)		135	162,915
Energy Transfer Operating LP 3.75%, 05/15/2030	U.S.$	101	97,969
5.50%, 06/01/2027		225	247,736
Eni SpA 4.25%, 05/09/2029(c)		270	303,845
Husky Energy, Inc. 4.40%, 04/15/2029		220	230,976
ONEOK, Inc. 4.55%, 07/15/2028		189	199,735
6.35%, 01/15/2031		130	151,109
Plains All American Pipeline LP/PAA Finance Corp. 3.55%, 12/15/2029		16	15,416
3.60%, 11/01/2024		116	119,461
4.50%, 12/15/2026		29	30,892
Saudi Arabian Oil Co. 2.875%, 04/16/2024(c)		200	209,700
Valero Energy Corp. 6.625%, 06/15/2037		32	40,111

			2,276,254

Other Industrial – 0.1%
Alfa SAB de CV 5.25%, 03/25/2024(c)		200	210,562

Services – 0.1%
Expedia Group, Inc. 6.25%, 05/01/2025(c)		6	6,609
7.00%, 05/01/2025(c)		38	40,962
Global Payments, Inc. 4.45%, 06/01/2028		70	82,377

			129,948

Technology – 0.6%
Baidu, Inc. 3.075%, 04/07/2025		205	217,097
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.50%, 01/15/2028		5	5,411
3.875%, 01/15/2027		137	151,747
Broadcom, Inc. 4.11%, 09/15/2028		187	208,926
4.25%, 04/15/2026		15	16,917
Dell International LLC/EMC Corp. 6.02%, 06/15/2026(c)		96	112,893
Fidelity National Information Services, Inc. 1.00%, 12/03/2028	EUR	165	198,364
Fiserv, Inc. 1.125%, 07/01/2027		200	243,431

	Principal Amount (000)		U.S. $ Value
Leidos, Inc. 4.375%, 05/15/2030(c)	U.S.$	123	$144,023
Oracle Corp. 3.60%, 04/01/2050		125	139,914

			1,438,723

Transportation - Airlines – 0.1%
Delta Air Lines, Inc. 7.00%, 05/01/2025(c)		99	108,878
Southwest Airlines Co. 5.25%, 05/04/2025		199	219,274

			328,152

Transportation - Services – 0.3%
Adani Ports & Special Economic Zone Ltd. 3.95%, 01/19/2022(c)		200	204,460
Aviation Capital Group LLC 2.875%, 01/20/2022(c)		11	10,922
3.50%, 11/01/2027(c)		18	16,056
3.875%, 05/01/2023(c)		44	43,564
4.125%, 08/01/2025(c)		2	1,916
4.375%, 01/30/2024(c)		13	12,928
4.875%, 10/01/2025(c)		23	22,621
5.50%, 12/15/2024(c)		47	48,424
Heathrow Funding Ltd. 6.75%, 12/03/2026(c)	GBP	135	214,818

			575,709

			13,545,215

Financial Institutions – 4.4%
Banking – 3.1%
ABN AMRO Bank NV 4.75%, 07/28/2025(c)	U.S.$	225	254,126
Australia & New Zealand Banking Group Ltd. 4.40%, 05/19/2026(c)		215	242,490
Banco Santander SA 5.179%, 11/19/2025		200	226,548
Bank of New York Mellon Corp. (The)
Series G 4.70%, 09/20/2025(f)		23	24,404
BNP Paribas SA 2.219%, 06/09/2026(c)		200	206,208
4.375%, 09/28/2025(c)		200	223,056
BPCE SA 4.625%, 07/11/2024(c)		200	220,278
Capital One Financial Corp. 1.65%, 06/12/2029	EUR	270	323,956
Citigroup, Inc. 1.50%, 07/24/2026(c)		155	190,944
5.95%, 01/30/2023(f)	U.S.$	90	92,342

	Principal Amount (000)		U.S. $ Value
Commonwealth Bank of Australia 4.50%, 12/09/2025(c)	U.S.$	205	$232,158
Cooperatieve Rabobank UA 3.25%, 12/29/2026(c)(f)	EUR	200	221,293
Credit Suisse Group AG 2.193%, 06/05/2026(c)	U.S.$	250	257,948
Danske Bank A/S 3.244%, 12/20/2025(c)		350	372,719
5.375%, 01/12/2024(c)		200	225,202
Deutsche Bank AG/New York NY 3.961%, 11/26/2025		225	239,083
DNB Bank ASA 6.50%, 03/26/2022(c)(f)		210	218,121
Fifth Third Bancorp Series L 4.50%, 09/30/2025(f)		41	41,302
Goldman Sachs Group, Inc. (The) 1.25%, 05/01/2025(c)	EUR	190	229,729
Series O 5.30%, 11/10/2026(f)	U.S.$	10	10,583
HSBC Holdings PLC 6.375%, 03/30/2025(f)		200	208,736
ING Groep NV 3.00%, 02/18/2026(c)	GBP	200	281,389
6.50%, 04/16/2025(f)	U.S.$	232	245,746
JPMorgan Chase & Co. 1.09%, 03/11/2027(c)	EUR	170	206,041
Morgan Stanley Series G 1.375%, 10/27/2026		100	124,166
Series J 4.085% (LIBOR 3 Month + 3.81%), 01/15/2021(f)(g)	U.S.$	55	53,435
Nationwide Building Society 4.00%, 09/14/2026(c)		290	314,531
Natwest Group PLC Series U 2.54% (LIBOR 3 Month + 2.32%), 09/30/2027(f)(g)		200	191,146
Nordea Bank Abp 3.75%, 08/30/2023(c)		240	259,042
Societe Generale SA 4.25%, 04/14/2025(c)		205	218,661
Standard Chartered PLC 1.778% (LIBOR 3 Month + 1.51%), 01/30/2027(c)(f)(g)		200	168,298
Truist Financial Corp. Series Q 5.10%, 03/01/2030(f)		75	80,669
UBS Group AG 7.125%, 08/10/2021(c)(f)		230	236,242
UniCredit SpA 2.569%, 09/22/2026(c)		350	346,780
Wells Fargo & Co. 0.625%, 08/14/2030(c)	EUR	245	276,228

			7,263,600

	Principal Amount (000)		U.S. $ Value

Brokerage – 0.1%
Charles Schwab Corp. (The) Series G 5.375%, 06/01/2025(f)	U.S.$	124	$134,116

Finance – 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 6.50%, 07/15/2025		150	161,709
Air Lease Corp. 3.875%, 07/03/2023		6	6,247
4.25%, 02/01/2024		23	23,919
Aircastle Ltd. 4.40%, 09/25/2023		13	12,864
5.25%, 08/11/2025(c)		20	19,573
GE Capital Funding LLC 4.05%, 05/15/2027(c)		200	215,264
Synchrony Financial 3.95%, 12/01/2027		25	26,894
4.50%, 07/23/2025		51	56,320

			522,790

Insurance – 0.5%
Alleghany Corp. 3.625%, 05/15/2030		172	193,775
ASR Nederland NV 3.375%, 05/02/2049(c)	EUR	100	125,270
Centene Corp. 4.25%, 12/15/2027	U.S.$	28	29,294
4.625%, 12/15/2029		37	39,880
CNP Assurances 4.50%, 06/10/2047(c)	EUR	200	274,304
Credit Agricole Assurances SA 4.25%, 01/13/2025(c)(f)		200	254,422
Voya Financial, Inc. 5.65%, 05/15/2053	U.S.$	145	149,617

			1,066,562

REITS – 0.5%
CyrusOne LP/CyrusOne Finance Corp. 1.45%, 01/22/2027	EUR	100	116,433
Digital Euro Finco LLC 2.50%, 01/16/2026(c)		220	283,454
Equinix, Inc. 2.875%, 02/01/2026		115	137,245
Host Hotels & Resorts LP Series D 3.75%, 10/15/2023	U.S.$	10	10,336
Welltower, Inc. 2.75%, 01/15/2031		84	86,450
3.10%, 01/15/2030		46	48,816
4.00%, 06/01/2025		100	112,220

	Principal Amount (000)		U.S. $ Value
WPC Eurobond BV 1.35%, 04/15/2028	EUR	100	$118,598
2.125%, 04/15/2027		148	184,085

			1,097,637

			10,084,705

Utility – 0.3%
Electric – 0.3%
Abu Dhabi National Energy Co. PJSC 4.375%, 04/23/2025(c)	U.S.$	250	281,485
Enel Finance International NV 2.65%, 09/10/2024(c)		308	326,477
Naturgy Finance BV 4.125%, 11/18/2022(c)(f)	EUR	100	121,495

			729,457

Total Corporates - Investment Grade (cost $23,269,801)			24,359,377

QUASI-SOVEREIGNS – 2.6%
Quasi-Sovereign Bonds – 2.6%
Chile – 0.1%
Corp. Nacional del Cobre de Chile 3.75%, 01/15/2031(c)	U.S.$	200	222,500

China – 2.0%
China Development Bank
Series 1805 4.88%, 02/09/2028	CNY	14,390	2,260,452
Series 1910 3.65%, 05/21/2029		2,040	296,650
Series 2003 3.23%, 01/10/2025		13,390	1,936,786
Series 2004 3.43%, 01/14/2027		1,780	258,840

			4,752,728

Indonesia – 0.2%
Indonesia Asahan Aluminium Persero PT 4.75%, 05/15/2025(c)	U.S.$	200	218,250
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 3.375%, 02/05/2030(c)		210	217,085

			435,335

Mexico – 0.1%
Petroleos Mexicanos 5.95%, 01/28/2031(c)		39	32,551
7.69%, 01/23/2050(c)		120	100,440

			132,991

	Principal Amount (000)		U.S. $ Value

United Arab Emirates – 0.2%
DP World Crescent Ltd. 3.75%, 01/30/2030(c)	U.S.$	200	$205,000
3.875%, 07/18/2029(c)		200	206,750

			411,750

Total Quasi-Sovereigns (cost $5,881,428)			5,955,304

CORPORATES - NON-INVESTMENT GRADE – 1.8%
Industrial – 1.4%
Basic – 0.3%
OCI NV 3.625%, 10/15/2025	EUR	100	117,245
5.00%, 04/15/2023(c)		120	144,211
Smurfit Kappa Acquisitions ULC 2.875%, 01/15/2026(c)		150	187,394
SPCM SA 4.875%, 09/15/2025(c)	U.S.$	200	206,986
WEPA Hygieneprodukte GmbH 2.875%, 12/15/2027(c)	EUR	120	138,232

			794,068

Capital Goods – 0.2%
Rolls-Royce PLC 0.875%, 05/09/2024(c)		160	162,914
TransDigm, Inc. 6.25%, 03/15/2026(c)	U.S.$	110	114,864
Vertical Midco Gmbh 4.375%, 07/15/2027(c)	EUR	140	167,016

			444,794

Communications - Media – 0.0%
CSC Holdings LLC 6.75%, 11/15/2021	U.S.$	45	47,182

Consumer Cyclical - Automotive – 0.2%
Clarios Global LP/Clarios US Finance Co. 4.375%, 05/15/2026(c)	EUR	120	141,147
Ford Motor Co. 8.50%, 04/21/2023	U.S.$	108	117,734
Tenneco, Inc. 5.00%, 07/15/2024(c)	EUR	100	108,566

			367,447

Consumer Cyclical - Entertainment – 0.1%
Carnival PLC 1.00%, 10/28/2029		200	147,825

Consumer Cyclical - Retailers – 0.0%
Dufry One BV 2.50%, 10/15/2024(c)		105	106,487

	Principal Amount (000)		U.S. $ Value

Consumer Non-Cyclical – 0.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50%, 02/15/2023(c)	U.S.$	61	$61,738
4.625%, 01/15/2027(c)		46	47,053
Catalent Pharma Solutions, Inc. 2.375%, 03/01/2028(c)	EUR	165	186,029
Cheplapharm Arzneimittel GmbH 3.50%, 02/11/2027(c)		120	135,770
Grifols SA 1.625%, 02/15/2025(c)		200	231,594

			662,184

Other Industrial – 0.1%
Rexel SA 2.125%, 06/15/2025(c)		120	137,216

Services – 0.1%
Arena Luxembourg Finance SARL 1.875%, 02/01/2028(c)		160	167,827

Technology – 0.0%
Dell International LLC/EMC Corp. 7.125%, 06/15/2024(c)	U.S.$	14	14,552

Transportation - Services – 0.1%
Chicago Parking Meters LLC 4.93%, 12/30/2025(h)		200	227,373

			3,116,955

Financial Institutions – 0.4%
Banking – 0.3%
Banco Santander SA 6.75%, 04/25/2022(c)(f)	EUR	200	244,597
Credit Suisse Group AG 7.50%, 12/11/2023(c)(f)	U.S.$	200	218,260
Discover Financial Services Series D 6.125%, 06/23/2025(f)		117	123,589

			586,446

Finance – 0.1%
Lincoln Financing SARL 3.625%, 04/01/2024(c)	EUR	120	135,158
Navient Corp. 6.625%, 07/26/2021	U.S.$	170	172,606

			307,764

REITS – 0.0%
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 4.625%, 06/15/2025(c)		58	59,172

			953,382

Total Corporates - Non-Investment Grade (cost $4,010,377)			4,070,337

	Principal Amount (000)		U.S. $ Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 1.7%
Risk Share Floating Rate – 1.1%
Bellemeade Re Ltd. Series 2019-1A, Class M1B 1.898% (LIBOR 1 Month + 1.75%), 03/25/2029(c)(g)	U.S.$	220	$219,742
Series 2019-2A, Class M2 3.248% (LIBOR 1 Month + 3.10%), 04/25/2029(c)(g)		150	143,281
Connecticut Avenue Securities Trust Series 2019-R02, Class 1M2 2.448% (LIBOR 1 Month + 2.30%), 08/25/2031(c)(g)		56	55,980
Series 2019-R03, Class 1M2 2.298% (LIBOR 1 Month + 2.15%), 09/25/2031(c)(g)		41	41,120
Series 2019-R04, Class 2M2 2.248% (LIBOR 1 Month + 2.10%), 06/25/2039(c)(g)		90	89,438
Series 2019-R05, Class 1M2 2.148% (LIBOR 1 Month + 2.00%), 07/25/2039(c)(g)		56	55,799
Series 2019-R06, Class 2M2 2.248% (LIBOR 1 Month + 2.10%), 09/25/2039(c)(g)		98	96,974
Series 2019-R07, Class 1M2 2.248% (LIBOR 1 Month + 2.10%), 10/25/2039(c)(g)		58	58,044
Eagle RE Ltd. Series 2018-1, Class M1 1.875% (LIBOR 1 Month + 1.70%), 11/25/2028(c)(g)		56	55,664
Federal Home Loan Mortgage Corp. Series 2019-DNA3, Class M2 2.198% (LIBOR 1 Month + 2.05%), 07/25/2049(c)(g)		20	20,015
Series 2019-HQA1, Class M2 2.498% (LIBOR 1 Month + 2.35%), 02/25/2049(c)(g)		46	45,171
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2014-DN3, Class M3 4.148% (LIBOR 1 Month + 4.00%), 08/25/2024(g)		154	156,534
Series 2014-HQ3, Class M3 4.898% (LIBOR 1 Month + 4.75%), 10/25/2024(g)		92	92,655
Federal National Mortgage Association Connecticut Avenue Securities Series 2015-C01, Class 1M2 4.448% (LIBOR 1 Month + 4.30%), 02/25/2025(g)		57	58,113

	Principal Amount (000)		U.S. $ Value
Series 2015-C02, Class 1M2 4.148% (LIBOR 1 Month + 4.00%), 05/25/2025(g)	U.S.$	79	$80,132
Series 2015-C02, Class 2M2 4.148% (LIBOR 1 Month + 4.00%), 05/25/2025(g)		47	47,666
Series 2015-C03, Class 1M2 5.148% (LIBOR 1 Month + 5.00%), 07/25/2025(g)		38	39,190
Series 2015-C03, Class 2M2 5.148% (LIBOR 1 Month + 5.00%), 07/25/2025(g)		71	72,861
Series 2015-C04, Class 1M2 5.848% (LIBOR 1 Month + 5.70%), 04/25/2028(g)		34	35,699
Series 2015-C04, Class 2M2 5.698% (LIBOR 1 Month + 5.55%), 04/25/2028(g)		122	125,449
Series 2016-C01, Class 1M2 6.898% (LIBOR 1 Month + 6.75%), 08/25/2028(g)		41	42,373
Series 2016-C02, Class 1M2 6.148% (LIBOR 1 Month + 6.00%), 09/25/2028(g)		84	88,778
Series 2016-C06, Class 1M2 4.398% (LIBOR 1 Month + 4.25%), 04/25/2029(g)		89	91,211
Series 2017-C01, Class 1M2 3.698% (LIBOR 1 Month + 3.55%), 07/25/2029(g)		59	60,887
Series 2017-C02, Class 2M2 3.798% (LIBOR 1 Month + 3.65%), 09/25/2029(g)		126	127,099
Series 2017-C05, Class 1M2 2.348% (LIBOR 1 Month + 2.20%), 01/25/2030(g)		110	108,938
JP Morgan Madison Avenue Securities Trust Series 2014-CH1, Class M2 4.398% (LIBOR 1 Month + 4.25%), 11/25/2024(g)(i)		18	16,218
PMT Credit Risk Transfer Trust Series 2019-1R, Class A 2.146% (LIBOR 1 Month + 2.00%), 03/27/2024(g)(i)		102	96,777
Radnor Re Ltd. Series 2019-1, Class M1B 2.098% (LIBOR 1 Month + 1.95%), 02/25/2029(c)(g)		140	138,277
STACR Trust Series 2018-DNA3, Class M2 2.248% (LIBOR 1 Month + 2.10%), 09/25/2048(c)(g)		174	169,791

	Principal Amount (000)		U.S. $ Value
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 5.398% (LIBOR 1 Month + 5.25%), 11/25/2025(g)(i)	U.S.$	90	$82,043
Series 2015-WF1, Class 2M2 5.648% (LIBOR 1 Month + 5.50%), 11/25/2025(g)(i)		28	26,015

			2,637,934

Agency Floating Rate – 0.4%
Federal Home Loan Mortgage Corp. REMICs Series 4416, Class BS 5.948% (6.10% – LIBOR 1 Month), 12/15/2044(g)(j)		453	94,364
Series 4693, Class SL 5.998% (6.15% – LIBOR 1 Month), 06/15/2047(g)(j)		452	102,541
Series 4719, Class JS 5.998% (6.15% – LIBOR 1 Month), 09/15/2047(g)(j)		346	57,615
Series 4727, Class SA 6.048% (6.20% – LIBOR 1 Month), 11/15/2047(g)(j)		493	98,481
Federal National Mortgage Association REMICs Series 2011-131, Class ST 6.392% (6.54% – LIBOR 1 Month), 12/25/2041(g)(j)		227	53,295
Series 2016-106, Class ES 5.852% (6.00% – LIBOR 1 Month), 01/25/2047(g)(j)		433	79,927
Series 2017-16, Class SG 5.902% (6.05% – LIBOR 1 Month), 03/25/2047(g)(j)		438	87,720
Series 2017-81, Class SA 6.052% (6.20% – LIBOR 1 Month), 10/25/2047(g)(j)		460	101,989
Series 2017-97, Class LS 6.052% (6.20% – LIBOR 1 Month), 12/25/2047(g)(j)		368	94,447
Government National Mortgage Association Series 2017-134, Class SE 6.044% (6.20% – LIBOR 1 Month), 09/20/2047(g)(j)		304	50,185
Series 2017-65, Class ST 5.994% (6.15% – LIBOR 1 Month), 04/20/2047(g)(j)		426	90,153

			910,717

Non-Agency Fixed Rate – 0.1%
Alternative Loan Trust Series 2005-20CB, Class 3A6 5.50%, 07/25/2035		20	18,026
Series 2006-24CB, Class A16 5.75%, 08/25/2036		95	75,133
Series 2006-28CB, Class A14 6.25%, 10/25/2036		69	52,207
Series 2006-J1, Class 1A13 5.50%, 02/25/2036		47	42,791

	Principal Amount (000)		U.S. $ Value
Chase Mortgage Finance Trust Series 2007-S5, Class 1A17 6.00%, 07/25/2037	U.S.$	31	$22,331
Countrywide Home Loan Mortgage Pass-Through Trust Series 2006-10, Class 1A8 6.00%, 05/25/2036		44	33,082
Series 2006-13, Class 1A19 6.25%, 09/25/2036		24	16,404
First Horizon Alternative Mortgage Securities Trust Series 2006-FA3, Class A9 6.00%, 07/25/2036		85	59,653

			319,627

Non-Agency Floating Rate – 0.1%
Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AR4, Class A2 0.338% (LIBOR 1 Month + 0.19%), 12/25/2036(g)		221	115,059
HomeBanc Mortgage Trust Series 2005-1, Class A1 0.398% (LIBOR 1 Month + 0.25%), 03/25/2035(g)		56	49,130

			164,189

Total Collateralized Mortgage Obligations (cost $4,035,297)			4,032,467

MORTGAGE PASS-THROUGHS – 1.6%
Agency Fixed Rate 30-Year – 1.6%
Federal Home Loan Mortgage Corp. Series 2019 3.50%, 06/01/2049-10/01/2049		805	867,631
Series 2020 2.50%, 07/01/2050		138	148,019
Federal Home Loan Mortgage Corp. Gold Series 2018 4.00%, 08/01/2048		56	61,047
Series 2019 4.50%, 02/01/2049		212	235,685
Federal National Mortgage Association Series 2012 3.50%, 11/01/2042		320	353,133
Series 2013 3.50%, 04/01/2043		206	227,608
Series 2018 3.50%, 02/01/2048		217	229,952
4.50%, 09/01/2048		447	493,698
Series 2019 3.50%, 11/01/2049		194	208,083
Series 2020 2.50%, 07/01/2050		787	848,298

Total Mortgage Pass-Throughs (cost $3,548,132)			3,673,154

	Principal Amount (000)		U.S. $ Value

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.9%
Non-Agency Floating Rate CMBS – 0.6%
Ashford Hospitality Trust Series 2018-KEYS, Class A 1.152% (LIBOR 1 Month + 1.00%), 06/15/2035(c)(g)	U.S.$	200	$190,851
BAMLL Commercial Mortgage Securities Trust Series 2017-SCH, Class AF 1.152% (LIBOR 1 Month + 1.00%), 11/15/2033(c)(g)		375	354,631
BHMS Series 2018-ATLS, Class A 1.402% (LIBOR 1 Month + 1.25%), 07/15/2035(c)(g)		158	151,551
BX Trust Series 2018-EXCL, Class A 1.24% (LIBOR 1 Month + 1.09%), 09/15/2037(c)(g)		163	148,699
DBWF Mortgage Trust Series 2018-GLKS, Class A 1.186% (LIBOR 1 Month + 1.03%), 12/19/2030(c)(g)		166	160,653
Invitation Homes Trust Series 2018-SFR4, Class A 1.251% (LIBOR 1 Month + 1.10%), 01/17/2038(c)(g)		214	213,938
Morgan Stanley Capital I Trust Series 2015-XLF2, Class SNMA 2.102% (LIBOR 1 Month + 1.95%), 11/15/2026(g)(i)		90	72,186
Starwood Retail Property Trust Series 2014-STAR, Class A 1.622% (LIBOR 1 Month + 1.47%), 11/15/2027(c)(g)		176	125,727

			1,418,236

Non-Agency Fixed Rate CMBS – 0.3%
GS Mortgage Securities Trust Series 2013-G1, Class A2 3.557%, 04/10/2031(c)		276	272,761
JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-C6, Class E 5.324%, 05/15/2045(c)		119	75,311
LSTAR Commercial Mortgage Trust Series 2016-4, Class A2 2.579%, 03/10/2049(c)		144	146,129

	Principal Amount (000)		U.S. $ Value
Wells Fargo Commercial Mortgage Trust Series 2015-SG1, Class C 4.611%, 09/15/2048	U.S.$	197	$185,426

			679,627

Total Commercial Mortgage-Backed Securities (cost $2,270,948)			2,097,863

EMERGING MARKETS - TREASURIES – 0.5%
South Africa – 0.5%
Republic of South Africa Government Bond Series 2030 8.00%, 01/31/2030	ZAR	23,651	1,288,684

GOVERNMENTS - SOVEREIGN BONDS – 0.4%
Chile – 0.1%
Chile Government International Bond 1.625%, 01/30/2025	EUR	125	155,487

Colombia – 0.1%
Colombia Government International Bond 3.125%, 04/15/2031	U.S.$	315	321,772

Peru – 0.1%
Peruvian Government International Bond 2.392%, 01/23/2026(b)		205	215,250

Saudi Arabia – 0.1%
Saudi Government International Bond 3.25%, 10/26/2026(c)		200	217,400

Total Governments - Sovereign Bonds (cost $864,988)			909,909

COLLATERALIZED LOAN OBLIGATIONS – 0.4%
CLO - Floating Rate – 0.4%
ICG US CLO Ltd. Series 2015-1A, Class A1R 1.412% (LIBOR 3 Month + 1.14%), 10/19/2028(c)(g)		300	298,072
Octagon Loan Funding Ltd. Series 2014-1A, Class ARR 1.45% (LIBOR 3 Month + 1.18%), 11/18/2031(c)(g)		320	317,582
TIAA CLO IV Ltd. Series 2018-1A, Class A1A 1.502% (LIBOR 3 Month + 1.23%), 01/20/2032(c)(g)		250	246,048

Total Collateralized Loan Obligations (cost $870,000)			861,702

	Principal Amount (000)		U.S. $ Value

EMERGING MARKETS - CORPORATE BONDS – 0.4%
Industrial – 0.4%
Basic – 0.1%
Braskem Netherlands Finance BV 4.50%, 01/31/2030(c)	U.S.$	200	$186,091

Communications - Media – 0.1%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(c)		200	196,375

Consumer Non-Cyclical – 0.1%
BRF GmbH 4.35%, 09/29/2026(c)		200	206,813

Energy – 0.0%
Leviathan Bond Ltd. 6.125%, 06/30/2025(c)		46	47,515

Transportation - Services – 0.1%
Rumo Luxembourg SARL 5.875%, 01/18/2025(c)		200	209,437

			846,231

Utility – 0.0%
Electric – 0.0%
Terraform Global Operating LLC 6.125%, 03/01/2026(i)		14	14,230

Total Emerging Markets - Corporate Bonds (cost $865,258)			860,461

EMERGING MARKETS - SOVEREIGNS – 0.4%
Dominican Republic – 0.1%
Dominican Republic International Bond 5.95%, 01/25/2027(c)		190	203,834

Ivory Coast – 0.1%
Ivory Coast Government International Bond 5.875%, 10/17/2031(c)	EUR	200	211,774

Nigeria – 0.1%
Nigeria Government International Bond 6.75%, 01/28/2021(c)	U.S.$	200	200,563

South Africa – 0.1%
Republic of South Africa Government International Bond 4.30%, 10/12/2028		230	213,972

Total Emerging Markets - Sovereigns (cost $795,706)			830,143

	Principal Amount (000)		U.S. $ Value

COVERED BONDS – 0.3%
Swedbank Hypotek AB Series 194 1.00%, 09/18/2024(c)	SEK	2,400	$277,583
Turkiye Vakiflar Bankasi TAO 2.375%, 05/04/2021(c)	EUR	140	162,134
UBS AG/London 4.00%, 04/08/2022(c)		158	197,764
1.375%, 04/16/2021(c)		140	165,804

Total Covered Bonds (cost $764,383)			803,285

INFLATION-LINKED SECURITIES – 0.2%
United States – 0.2%
U.S. Treasury Inflation Index 2.125%, 02/15/2040 (TIPS) (cost $467,859)	U.S.$	300	459,530

ASSET-BACKED SECURITIES – 0.1%
Autos - Fixed Rate – 0.1%
Exeter Automobile Receivables Trust Series 2016-1A, Class D 8.20%, 02/15/2023(c)		97	97,650
Flagship Credit Auto Trust Series 2016-4, Class D 3.89%, 11/15/2022(c)		100	102,053

			199,703

Other ABS - Fixed Rate – 0.0%
SoFi Consumer Loan Program LLC Series 2017-2, Class A 3.28%, 02/25/2026(c)		6	5,553

Total Asset-Backed Securities (cost $202,663)			205,256

GOVERNMENTS - SOVEREIGN AGENCIES – 0.1%
China – 0.1%
China Development Bank Series 2009 3.39%, 07/10/2027 (cost $164,944)	CNY	1,140	164,939

	Shares

SHORT-TERM INVESTMENTS – 0.6%
Investment Companies – 0.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.05%(d)(e)(k) (cost $1,466,345)		1,466,345	1,466,345

Company	Shares	U.S. $ Value

Total Investments Before Security Lending Collateral for Securities Loaned – 99.9% (cost $211,542,877)		$229,540,134

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.0%
Investment Companies – 0.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.05%(d)(e)(k) (cost $20,128)	20,128	20,128

Total Investments – 99.9% (cost $211,563,005)(l)		229,560,262
Other assets less liabilities – 0.1%		139,197

Net Assets – 100.0%		$229,699,459

FUTURES

Description	Number of Contracts	Expiration Month		Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Canadian Bond Futures	9	December	2020	$1,026,090	$2,961
Australian 3 Yr Bond Futures	27	December	2020	2,268,558	6,258
Euro-BOBL Futures	38	December	2020	6,022,241	6,640
Euro-Schatz Futures	6	December	2020	789,925	204
U.S. T-Note 5 Yr (CBT) Futures	15	December	2020	1,890,469	(817)
Sold Contracts
10 Yr Australian Bond Futures	25	December	2020	2,675,065	(24,811)
Euro-Bund Futures	12	December	2020	2,455,390	(11,410)
U.S. 10 Yr Ultra Futures	14	December	2020	2,238,906	(4,816)

					$(25,791)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	CNY	1,209	USD	176	10/21/2020	$(2,201)
Bank of America, NA	ZAR	39,119	USD	2,339	11/27/2020	19,358
Bank of America, NA	EUR	481	USD	570	10/15/2020	5,400
BNP Paribas SA	IDR	11,284,321	USD	749	10/15/2020	(9,749)
BNP Paribas SA	ZAR	6,553	USD	383	11/27/2020	(5,948)
BNP Paribas SA	USD	1,344	EUR	1,150	10/15/2020	4,592
Citibank, NA	KRW	763,432	USD	653	11/10/2020	(1,463)
Citibank, NA	COP	453,632	USD	117	11/13/2020	(1,776)
Citibank, NA	CNY	38,195	USD	5,466	10/21/2020	(162,518)
Citibank, NA	PEN	499	USD	140	11/13/2020	1,222
Citibank, NA	USD	1,838	EUR	1,554	10/15/2020	(15,034)
Citibank, NA	USD	1,030	NZD	1,575	10/27/2020	11,800
Credit Suisse International	MXN	31,953	USD	1,463	10/08/2020	18,700
Credit Suisse International	NZD	1,573	USD	1,033	10/27/2020	(7,057)
Credit Suisse International	CAD	1,048	USD	796	10/09/2020	8,296
Credit Suisse International	GBP	566	EUR	625	10/15/2020	3,129
Credit Suisse International	USD	829	MXN	17,492	10/08/2020	(38,161)
Goldman Sachs Bank USA	MYR	1,237	USD	291	10/27/2020	(6,021)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Goldman Sachs Bank USA	USD	617	MXN	13,861	10/08/2020	$9,420
Goldman Sachs Bank USA	USD	963	INR	73,072	10/15/2020	30,011
HSBC Bank USA	INR	72,840	USD	985	10/15/2020	(4,460)
HSBC Bank USA	EUR	17,032	USD	20,024	10/15/2020	49,687
HSBC Bank USA	BRL	4,315	USD	776	10/02/2020	7,342
HSBC Bank USA	NZD	1,576	USD	1,040	10/27/2020	(2,792)
HSBC Bank USA	USD	765	BRL	4,315	10/02/2020	3,378
HSBC Bank USA	USD	1,078	TWD	30,879	11/18/2020	(5,271)
JPMorgan Chase Bank, NA	MXN	13,824	USD	640	10/08/2020	15,511
JPMorgan Chase Bank, NA	CAD	2,389	USD	1,782	10/09/2020	(12,678)
JPMorgan Chase Bank, NA	USD	743	EUR	630	10/15/2020	(3,937)
JPMorgan Chase Bank, NA	USD	811	CAD	1,063	10/09/2020	(12,748)
JPMorgan Chase Bank, NA	USD	643	NOK	5,677	10/16/2020	(34,043)
JPMorgan Chase Bank, NA	USD	459	ZAR	7,807	11/27/2020	4,235
JPMorgan Chase Bank, NA	USD	633	MXN	14,273	10/08/2020	11,970
JPMorgan Chase Bank, NA	USD	1,365	JPY	144,512	10/08/2020	5,005
JPMorgan Chase Bank, NA	USD	752	IDR	11,128,459	10/15/2020	(3,159)
Morgan Stanley & Co., Inc.	JPY	787,152	USD	7,462	10/08/2020	(2,383)
Morgan Stanley & Co., Inc.	NOK	5,679	USD	625	10/16/2020	16,499
Morgan Stanley & Co., Inc.	BRL	4,309	USD	764	10/02/2020	(3,374)
Morgan Stanley & Co., Inc.	GBP	3,310	USD	4,304	11/19/2020	31,295
Morgan Stanley & Co., Inc.	CNY	140	USD	20	10/21/2020	(235)
Morgan Stanley & Co., Inc.	USD	38	CNY	256	10/21/2020	(62)
Morgan Stanley & Co., Inc.	GBP	591	EUR	656	10/15/2020	6,907
Morgan Stanley & Co., Inc.	USD	772	BRL	4,309	10/02/2020	(4,799)
Morgan Stanley & Co., Inc.	USD	715	SEK	6,455	10/16/2020	6,201
Standard Chartered Bank	TWD	30,585	USD	1,049	11/18/2020	(13,857)
Standard Chartered Bank	USD	641	KRW	762,546	11/10/2020	13,173
State Street Bank & Trust Co.	JPY	12,540	USD	120	10/08/2020	892
State Street Bank & Trust Co.	JPY	14,827	USD	140	10/08/2020	(433)
State Street Bank & Trust Co.	CNY	3,057	USD	448	10/21/2020	(2,777)
State Street Bank & Trust Co.	SEK	3,141	USD	344	10/16/2020	(6,483)
State Street Bank & Trust Co.	AUD	2,883	USD	2,066	10/29/2020	1,338
State Street Bank & Trust Co.	MXN	1,157	USD	51	10/08/2020	(1,217)
State Street Bank & Trust Co.	SEK	804	USD	93	10/16/2020	2,814
State Street Bank & Trust Co.	DKK	559	USD	85	10/16/2020	(2,784)
State Street Bank & Trust Co.	MXN	365	USD	17	10/08/2020	602
State Street Bank & Trust Co.	NOK	328	USD	36	10/16/2020	1,267
State Street Bank & Trust Co.	EUR	330	USD	384	10/15/2020	(2,817)
State Street Bank & Trust Co.	EUR	248	USD	293	10/15/2020	1,710
State Street Bank & Trust Co.	NZD	68	USD	46	10/27/2020	895
State Street Bank & Trust Co.	GBP	95	USD	123	11/19/2020	383
State Street Bank & Trust Co.	CHF	65	USD	72	11/19/2020	1,052
State Street Bank & Trust Co.	ILS	38	USD	11	11/12/2020	51
State Street Bank & Trust Co.	CAD	36	USD	27	10/09/2020	(90)
State Street Bank & Trust Co.	AUD	27	USD	19	10/29/2020	(122)
State Street Bank & Trust Co.	USD	1,670	EUR	1,410	10/15/2020	(17,298)
State Street Bank & Trust Co.	USD	97	CHF	88	11/19/2020	(1,288)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	USD	18	SGD	25	10/27/2020	$45
State Street Bank & Trust Co.	USD	28	AUD	38	10/29/2020	(676)
State Street Bank & Trust Co.	USD	33	CAD	44	10/09/2020	246
State Street Bank & Trust Co.	USD	82	GBP	63	11/19/2020	(508)
State Street Bank & Trust Co.	USD	116	GBP	91	11/19/2020	1,320
State Street Bank & Trust Co.	USD	15	SEK	136	10/16/2020	51
State Street Bank & Trust Co.	USD	100	AUD	140	10/29/2020	124
State Street Bank & Trust Co.	USD	106	SGD	144	10/27/2020	(132)
State Street Bank & Trust Co.	USD	45	SEK	397	10/16/2020	(1,155)
State Street Bank & Trust Co.	USD	70	HKD	541	10/21/2020	4
State Street Bank & Trust Co.	USD	77	JPY	8,163	10/08/2020	106
State Street Bank & Trust Co.	USD	47	JPY	4,914	10/08/2020	(64)
State Street Bank & Trust Co.	USD	519	ZAR	8,899	11/27/2020	8,634
State Street Bank & Trust Co.	USD	421	ZAR	6,976	11/27/2020	(7,308)
UBS AG	AUD	879	USD	630	10/29/2020	355

						$(93,858)

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	2,816	01/02/2023	1 Day CDI	3.975%	Maturity	$(4,497)	$—	$(4,497)
USD	2,577	01/02/2023	1 Day CDI	4.053%	Maturity	(3,379)	—	(3,379)
USD	2,592	01/02/2023	1 Day CDI	4.175%	Maturity	(2,269)	—	(2,269)
USD	2,815	01/02/2023	1 Day CDI	4.590%	Maturity	1,352	—	1,352

						$(8,793)	$—	$(8,793)

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CAD	3,780	05/22/2024	3 Month CDOR	1.980%	Semi-Annual/ Semi-Annual	$150,272	$2	$150,270
USD	2,420	10/01/2025	0.329%	3 Month LIBOR	Semi-Annual/ Quarterly	1,866	—	1,866

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
EUR	540	09/30/2050	6 Month EURIBOR	(0.017)%	Semi-Annual/ Annual	$(1,315)	$—	$(1,315)
EUR	540	09/30/2050	0.122%	6 Month EURIBOR	Annual/ Semi-Annual	(25,901)	—	(25,901)

						$124,922	$2	$124,920

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at September 30, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00%	Monthly	9.51%	USD	450	$(57,451)	$(8,700)	$(48,751)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	25.00	USD	60	(20,015)	(7,816)	(12,199)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	25.00	USD	55	(18,347)	(7,334)	(11,013)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	25.00	USD	69	(23,011)	(10,404)	(12,607)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	25.00	USD	11	(3,668)	(1,740)	(1,928)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	25.00	USD	70	(23,345)	(10,246)	(13,099)
Deutsche Bank AG
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	25.00	USD	9	(3,002)	(507)	(2,495)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	25.00	USD	8	(2,669)	(921)	(1,748)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	25.00	USD	53	(17,680)	(5,954)	(11,726)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	25.00	USD	52	(17,346)	(5,840)	(11,506)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at September 30, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	25.00%	USD	4	$(1,334)	$(352)	$(982)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	25.00	USD	8	(2,668)	(717)	(1,951)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	25.00	USD	8	(2,669)	(776)	(1,893)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	25.00	USD	15	(5,004)	(1,591)	(3,413)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	25.00	USD	78	(26,019)	(10,426)	(15,593)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	25.00	USD	53	(17,680)	(5,546)	(12,134)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	25.00	USD	75	(25,013)	(11,324)	(13,689)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	25.00	USD	58	(19,343)	(9,311)	(10,032)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	25.00	USD	82	(27,347)	(13,353)	(13,994)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	25.00	USD	5	(1,668)	(746)	(922)

						$(315,279)	$(113,604)	$(201,675)

*	Termination date

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	10,000	07/11/2024	2.416%	CPI#	Maturity	$(462,817)	$—	$(462,817)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020, the aggregate market value of these securities amounted to $35,308,453 or 15.4% of net assets.

(d)	Affiliated investments.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(g)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at September 30, 2020.
(h)	Fair valued by the Adviser.
(i)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.14% of net assets as of September 30, 2020, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
JP Morgan Madison Avenue Securities Trust
Series 2014-CH1, Class M2 4.398%, 11/25/2024	11/06/2015	$17,592	$16,218	0.01%
Morgan Stanley Capital I Trust
Series 2015-XLF2, Class SNMA 2.102%, 11/15/2026	11/16/2015	89,646	72,186	0.03%
PMT Credit Risk Transfer Trust
Series 2019-1R, Class A 2.146%, 03/27/2024	03/21/2019	101,608	96,777	0.04%
Terraform Global Operating LLC
6.125%, 03/01/2026	02/08/2018	14,000	14,230	0.01%
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 1M2 5.398%, 11/25/2025	09/28/2015	89,505	82,043	0.04%
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 2M2 5.648%, 11/25/2025	09/28/2015	28,054	26,015	0.01%

(j)	Inverse interest only security.
(k)	The rate shown represents the 7-day yield as of period end.
(l)

As of September 30, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $31,151,801 and gross unrealized depreciation of investments was $(13,822,558), resulting in net unrealized appreciation of $17,329,243.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CNY – Chinese Yuan Renminbi

COP – Colombian Peso

DKK – Danish Krone

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

IDR – Indonesian Rupiah

ILS – Israeli Shekel

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Sol

SEK – Swedish Krona

SGD – Singapore Dollar

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

ADR – American Depositary Receipt

BOBL – Bundesobligationen

CBT – Chicago Board of Trade

CDOR – Canadian Dealer Offered Rate

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CPI – Consumer Price Index

EURIBOR – Euro Interbank Offered Rate

GDR – Global Depositary Receipt

LIBOR – London Interbank Offered Rate

OAT – Obligations Assimilables du Trésor

PJSC – Public Joint Stock Company

REG – Registered Shares

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

TIPS – Treasury Inflation Protected Security

AB Variable Products Series Fund, Inc.

AB Balanced Wealth Strategy Portfolio

September 30, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Information Technology	$21,538,422	$299,873	$—	$21,838,295
Health Care	11,216,056	357,011	—	11,573,067
Communication Services	10,303,635	150,705	—	10,454,340
Real Estate	6,755,863	2,859,391	—	9,615,254
Consumer Discretionary	8,642,122	302,299	—	8,944,421
Financials	6,370,379	328,912	—	6,699,291
Industrials	6,083,561	470,241	—	6,553,802
Consumer Staples	4,860,038	398,417	—	5,258,455
Materials	1,531,514	1,733,041	—	3,264,555
Energy	1,720,441	1,494,413	—	3,214,854
Utilities	2,122,481	272,535	—	2,395,016
Transportation	—	85,751	—	85,751
Consumer Durables & Apparel	38,421	30,275	—	68,696
Software & Services	28,640	—	—	28,640
Consumer Services	25,408	—	—	25,408
Investment Companies	60,860,691	—	—	60,860,691
Governments - Treasuries	—	26,620,842	—	26,620,842
Corporates - Investment Grade	—	24,359,377	—	24,359,377
Quasi-Sovereigns	—	5,955,304	—	5,955,304
Corporates - Non-Investment Grade	—	4,070,337	—	4,070,337
Collateralized Mortgage Obligations	—	4,032,467	—	4,032,467
Mortgage Pass-Throughs	—	3,673,154	—	3,673,154
Commercial Mortgage-Backed Securities	—	2,097,863	—	2,097,863
Emerging Markets - Treasuries	—	1,288,684	—	1,288,684
Governments - Sovereign Bonds	—	909,909	—	909,909
Collateralized Loan Obligations	—	861,702	—	861,702
Emerging Markets - Corporate Bonds	—	860,461	—	860,461
Emerging Markets - Sovereigns	—	830,143	—	830,143
Covered Bonds	—	803,285	—	803,285
Inflation-Linked Securities	—	459,530	—	459,530
Asset-Backed Securities	—	205,256	—	205,256

Investments in Securities:	Level 1	Level 2	Level 3	Total
Governments - Sovereign Agencies	—	164,939	—	164,939
Short-Term Investments	1,466,345	—	—	1,466,345
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	20,128	—	—	20,128

Total Investments in Securities	143,584,145	85,976,117	—	229,560,262
Other Financial Instruments(a):
Assets:
Futures	16,063	—	—	16,063
Forward Currency Exchange Contracts	—	305,020	—	305,020
Centrally Cleared Inflation (CPI) Swaps	—	1,352	—	1,352
Centrally Cleared Interest Rate Swaps	—	152,138	—	152,138
Liabilities:
Futures	(41,854)	—	—	(41,854)
Forward Currency Exchange Contracts	—	(398,878)	—	(398,878)
Centrally Cleared Inflation (CPI) Swaps	—	(10,145)	—	(10,145)
Centrally Cleared Interest Rate Swaps	—	(27,216)	—	(27,216)
Credit Default Swaps	—	(315,279)	—	(315,279)
Interest Rate Swaps	—	(462,817)	—	(462,817)

Total	$143,558,354	$85,220,292	$—	$228,778,646

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended September 30, 2020 is as follows:

							Distributions
Fund	Market Value 12/31/2019 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./ (Depr.) (000)	Market Value 09/30/2020 (000)	Dividend Income (000)		Realized Gains (000)
AB Discovery Growth Fund, Inc.	$3,307	$0	$924	$0	$744	$3,127	$0		$0
AB Discovery Value Fund, Inc.	3,319	0	0	0	(661)	2,658	0		0
Bernstein Fund, Inc. International Small Cap Portfolio	8,771	0	278	0	(612)	7,881	0		0
Bernstein Fund, Inc. - International Strategic Equities Portfolio	28,723	0	1,036	0	(1,739)	25,948	0		0
Bernstein Fund, Inc. - Small Cap Core Portfolio	3,312	0	20	0	(373)	2,919	0		0
Government Money Market Portfolio	1,821	39,145	39,500	0	0	1,466	5		0
Government Money Market Portfolio*	258	3,038	3,276	0	0	20	0	**	0
Sanford C Bernstein Fund, Inc. – Emerging Markets Portfolio	4,116	0	222	0	(212)	3,682	0		0
Sanford C Bernstein Fund, Inc. – International Portfolio	16,145	0	892	0	(608)	14,645	0		0
Total	$69,772	$42,183	$46,148	$0	$(3,461)	$62,346	$5		$0

*	Investments of cash collateral for securities lending transactions.
**	Amount less than $500.